Platform & Application Expense (Tables)	12 Months Ended
Dec. 31, 2021
Platform & Application Expenses [Abstract]
Schedule of Platform & Application Expenses

	For the Year Ended December 31,
	2021	2020*	2019*
	$’000	$’000	$’000
Employee benefits	6,873	8,800	7,225
Depreciation and amortization	16,842	11,088	1,182
IT and hosting costs	14,760	8,660	6,621
Contractors and consultants expense	1,941	3,010	7,381
Impairment	941	6,436	—
Other	1,472	143	1,160
Total	42,829	38,137	23,569
* Restated to reflect reclassification of certain expense items described in Note 2.